GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reverse Stock Split, Pro Forma Presentation, and Initial Public Offering (Details) (USD $)
In Thousands, except Share data, unless otherwise specified
	0 Months Ended			9 Months Ended		12 Months Ended			1 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended
	May 13, 2014	Apr. 21, 2014	Apr. 21, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2013	May 31, 2013	Jun. 30, 2012	Mar. 31, 2014	Jun. 30, 2013	Sep. 30, 2014
Class of Stock [Line Items]
Reverse stock split ratio		0.4115	0.4115
Stock Issued During Period, Shares, New Issues	8,825,000
Repayments of Lines of Credit				$ 23,500	$ 0	$ 2,000	$ 0	$ 0
Repayments of Related Party Debt				39,212	0
Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				121,111					57,448	126,235	66,244	121,111	126,235
Share Price (in usd per share)				$ 19.05					$ 12.73	$ 10,740.00	$ 9.82	$ 19.05	$ 10.74	$ 19.05
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)	2.43
Shares of common stock issued upon conversion of convertible preferred stock (in shares)	5,577,016
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Reverse stock split ratio						2.43
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)						2,983,903
Shares of common stock issued upon conversion of convertible preferred stock (in shares)				7,250,885
Temporary Equity, Cumulative Dividends	11,932
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Reverse stock split ratio						2.43
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)						2,593,123
Shares of common stock issued upon conversion of convertible preferred stock (in shares)				6,301,290
Temporary Equity, Cumulative Dividends	6,615
IPO [Member] | Common Stock
Class of Stock [Line Items]
Share Price (in usd per share)	15
Proceeds from Issuance Initial Public Offering	118,826
Payments for Commissions	9,266
Payments of Stock Issuance Costs	4,283
Pro Forma [Member]
Class of Stock [Line Items]
Repayments of Lines of Credit														23,500
Pro Forma [Member] | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	8,825,000
Shares of common stock issued upon conversion of convertible preferred stock (in shares)	5,577,016
Notes to Stockholders
Class of Stock [Line Items]
Repayments of Related Party Debt	40,495